Employee benefits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-current assets
Other employee-related benefits	$ (22)	$ (1)
Prepaid pension and other employee benefits	(71)	(139)
Current liabilities.
Other employee-related benefits, Current	117	33
Pension and other employee benefits, Current	164	76
Non-current liabilities
Other employee-related benefits, Noncurrent	226	182
Pension and other employee benefits, Noncurrent	2,290	1,487
PBO exceeds assets
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	1,830	1,088
Funded status, difference of benefit obligation and plan assets
PBO	11,378	7,353
Assets	9,548	6,265
Funded status-underfunded	1,830	1,088
Assets.	9,548	6,265
Assets exceed PBO
Defined Benefit Plan Amounts Recognized in Balance Sheet
Funded status-underfunded	(49)	(138)
Funded status, difference of benefit obligation and plan assets
PBO	685	2,464
Assets	734	2,602
Funded status-underfunded	(49)	(138)
Assets.	734	2,602
ABO exceeds assets
Funded status, difference of benefit obligation and plan assets
Assets	9,237	4,839
ABO	10,700	5,747
Assets.	9,237	4,839
Difference	1,463	908
Assets exceed ABO
Funded status, difference of benefit obligation and plan assets
Assets	1,045	4,028
ABO	968	3,765
Assets.	1,045	4,028
Difference	(77)	(263)
Defined pension benefits
Defined Benefit Plan Amounts Recognized in Balance Sheet
Overfunded plans	(49)	(138)
Underfunded plans-Current	27	25
Underfunded plans-Noncurrent	1,803	1,063
Funded status-underfunded	1,781	950
Non-current assets
Overfunded plans	(49)	(138)
Current liabilities.
Underfunded plans-Current	27	25
Non-current liabilities
Underfunded plans-Noncurrent	1,803	1,063
Funded status, difference of benefit obligation and plan assets
PBO	12,063	9,817	9,337
Assets	10,282	8,867	9,010
Funded status-underfunded	1,781	950
ABO	11,668	9,512
Assets.	10,282	8,867	9,010
Difference	1,386	645
Other postretirement benefits plans
Defined Benefit Plan Amounts Recognized in Balance Sheet
Underfunded plans-Current	20	18
Underfunded plans-Noncurrent	261	242
Funded status-underfunded	281	260
Current liabilities.
Underfunded plans-Current	20	18
Non-current liabilities
Underfunded plans-Noncurrent	261	242
Funded status, difference of benefit obligation and plan assets
PBO	281	260	214
Funded status-underfunded	$ 281	$ 260